Commitments And Contingent Liabilities (Narrative) (Details) $ in Millions	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2016 USD ($)	Sep. 30, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2011 USD ($)
Commitments and Contingent Liabilities [Line Items]
Rent expense				$ 161	$ 170	$ 154
Accrual for environmental loss contingencies				134
Kleen Products Llc Versus Packaging Corp Of America [Member]
Commitments and Contingent Liabilities [Line Items]
Loss contingency, new claims filed, number			4
Loss contingency, number of defendants	8
Cass Lake Minnesota [Member]
Commitments and Contingent Liabilities [Line Items]
Accrual for environmental loss contingencies				50			$ 46
Kalamazoo River Superfund Site [Member]
Commitments and Contingent Liabilities [Line Items]
Loss contingency, damages sought, value		$ 19		37
Kalamazoo River Superfund Site [Member] | Georgia-Pacific Consumer Products LP, Fort James Corporation and Georgia Pacific LLC Cost Recovery Action [Member]
Commitments and Contingent Liabilities [Line Items]
Loss contingency, damages sought, value				$ 79
Harris County San Jacinto River Superfund Site [Member]
Commitments and Contingent Liabilities [Line Items]
Loss contingency, number of plaintiffs				400
Brazil [Member]
Commitments and Contingent Liabilities [Line Items]
Loss contingency, damages sought, value				$ 110